GOVERNMENT FEES AND OTHER TAXES (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of government fees and other taxes [Abstract]
Schedule of Government Fees and Other Taxes Consist	Government fees and other taxes consist of:

	Year ended March 31,
	2021	2020
Government fees	$63	$210
Other taxes	2,311	1,905
	$2,374	$2,115